Leases (Schedule of disclosures of lease liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (778)	$ (701)	$ (693)
Financial expenses	274	102
Lease liability Balance as of December 31,	6,350	846
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	1,378	1,990
Repayment of leases liabilities	(778)	(701)
Effect of changes in exchange rates	(17)	(210)
New finance lease obligation recognized	6,825	117
Adjustments for indexation	81	83
Financial expenses	274	101
Disposals-Termination of leases	(1,052)	(2)
Balance as of December 31,	6,711	1,378	1,990
Current maturities of long-term leases	(361)	(532)
Lease liability Balance as of December 31,	6,350	846
Lease liabilities [Member] | Buildings [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	1,199	1,691
Repayment of leases liabilities	(588)	(477)
Effect of changes in exchange rates	(19)	(182)
New finance lease obligation recognized	6,460	0
Adjustments for indexation	78	(74)
Financial expenses	257	93
Disposals-Termination of leases	(1,041)	0
Balance as of December 31,	6,346	1,199	1,691
Current maturities of long-term leases	(180)	(399)
Lease liability Balance as of December 31,	6,166	800
Lease liabilities [Member] | Motor vehicles [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	179	299
Repayment of leases liabilities	(190)	(224)
Effect of changes in exchange rates	2	(28)
New finance lease obligation recognized	365	117
Adjustments for indexation	3	(9)
Financial expenses	17	8
Disposals-Termination of leases	(11)	(2)
Balance as of December 31,	365	179	$ 299
Current maturities of long-term leases	(181)	(133)
Lease liability Balance as of December 31,	$ 184	$ 46